LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.76%
INVESTMENT COMPANIES–96.76%
Equity Funds–41.96%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	3,747,498	$38,711,651
LVIP Delaware Mid Cap Value Fund	3,093,075	111,740,421
LVIP Delaware Value Fund	12,613,656	296,496,600
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	28,043,088	316,746,686
LVIP SSGA Mid-Cap Index Fund	18,873,192	210,568,200
LVIP SSGA Nasdaq-100 Index Fund	3,575,752	37,363,035
LVIP SSGA S&P 500 Index Fund	30,414,425	730,736,966
LVIP SSGA Small-Cap Index Fund	7,922,920	219,044,959
LVIP T. Rowe Price Growth Stock Fund	4,941,592	224,718,917
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,334,992	111,452,638
		2,297,580,073
Fixed Income Funds–29.67%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	9,017,405	81,517,342
LVIP Delaware Bond Fund	62,177,785	701,614,126
LVIP JPMorgan Core Bond Fund	57,764,897	543,452,154
LVIP JPMorgan High Yield Fund	13,613,563	130,567,677
LVIP PIMCO Low Duration Bond Fund	2,869,137	26,863,730
LVIP SSGA Bond Index Fund	13,158,490	126,768,895
LVIP SSGA Short-Term Bond Index Fund	1,382,138	13,677,633
		1,624,461,557
Global Equity Fund–1.30%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	10,642,842	70,870,684
		70,870,684
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–23.83%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	7,624,981	$53,794,245
LVIP Franklin Templeton Multi-Factor International Equity Fund	17,492,135	130,368,880
LVIP Loomis Sayles Global Growth Fund	7,809,631	102,571,691
LVIP MFS International Growth Fund	13,851,687	243,014,000
LVIP Mondrian International Value Fund	19,197,990	301,062,878
LVIP SSGA Emerging Markets Equity Index Fund	17,737,267	170,614,772
LVIP SSGA International Index Fund	31,084,614	303,385,833
		1,304,812,299
Total Affiliated Investments (Cost $4,589,161,329)		5,297,724,613

UNAFFILIATED INVESTMENT–3.09%
INVESTMENT COMPANY–3.09%
Money Market Fund–3.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	169,176,531	169,176,531
Total Unaffiliated Investment (Cost $169,176,531)		169,176,531

TOTAL INVESTMENTS–99.85% (Cost $4,758,337,860)	5,466,901,144
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	8,422,299
NET ASSETS APPLICABLE TO 475,212,599 SHARES OUTSTANDING–100.00%	$5,475,323,443

✧✧Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
36	Australian Dollar	$2,323,800	$2,321,993	12/18/23	$1,807	$—
93	British Pound	7,097,062	7,244,193	12/18/23	—	(147,131)
120	Euro	15,918,750	16,167,126	12/18/23	—	(248,376)
93	Japanese Yen	7,878,844	8,050,620	12/18/23	—	(171,776)
7	Swedish Krona	1,288,420	1,265,466	12/18/23	22,954	—
					24,761	(567,283)
Equity Contracts:
239	E-mini MSCI Emerging Markets Index	11,418,225	11,816,919	12/15/23	—	(398,694)
144	E-mini Russell 2000 Index	12,949,920	13,479,560	12/15/23	—	(529,640)
386	E-mini S&P 500 Index	83,482,150	87,064,604	12/15/23	—	(3,582,454)
101	E-mini S&P MidCap 400 Index	25,456,040	26,275,451	12/15/23	—	(819,411)
441	Euro STOXX 50 Index	19,601,036	19,897,383	12/15/23	—	(296,347)
91	FTSE 100 Index	8,517,042	8,431,605	12/15/23	85,437	—
60	OMXS 30 Index	1,186,210	1,200,031	10/20/23	—	(13,821)
30	SPI 200 Index	3,416,957	3,499,434	12/21/23	—	(82,477)
64	TOPIX Index	9,950,749	10,012,907	12/7/23	—	(62,158)
					85,437	(5,785,002)
Total Futures Contracts					$110,198	$(6,352,285)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$5,297,724,613	$—	$—	$5,297,724,613
Unaffiliated Investment Company	169,176,531	—	—	169,176,531
Total Investments	$5,466,901,144	$—	$—	$5,466,901,144
Derivatives:
Assets:
Futures Contracts	$110,198	$—	$—	$110,198
Liabilities:
Futures Contracts	$(6,352,285)	$—	$—	$(6,352,285)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.76%@
Equity Funds-41.96%@
✧✧LVIP Channing Small Cap Value Fund	$38,983,489	$3,785,331	$7,574,615	$279,516	$3,237,930	$38,711,651	3,747,498	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	117,854,639	21,820,523	17,674,015	(388,374)	(9,872,352)	111,740,421	3,093,075	—	—
✧✧‡LVIP Delaware Value Fund	—	342,381,281	23,510,658	42,925	(22,416,948)	296,496,600	12,613,656	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	318,806,139	76,202,355	63,537,600	1,430,484	(16,154,692)	316,746,686	28,043,088	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	219,587,600	30,441,291	36,584,645	2,404,592	(5,280,638)	210,568,200	18,873,192	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	36,628,552	1,320	11,291,667	(263,616)	12,288,446	37,363,035	3,575,752	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,166,775,388	19,482,891	561,119,154	261,809,347	(156,211,506)	730,736,966	30,414,425	—	—
✧✧LVIP SSGA Small-Cap Index Fund	225,488,973	28,044,519	38,286,497	1,433,876	2,364,088	219,044,959	7,922,920	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	222,089,508	139,184	61,104,104	362,181	63,232,148	224,718,917	4,941,592	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	113,794,179	3,632,648	15,324,307	(32,296)	9,382,414	111,452,638	4,334,992	—	—
Fixed Income Funds-29.67%@
×,✧✧LVIP Western Asset Core Bond Fund	572,937,776	41,852,074	606,887,351	(106,441,708)	98,539,209	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	104,665,250	4,432,520	29,231,211	(2,665,328)	4,316,111	81,517,342	9,017,405	—	—
✧✧LVIP Delaware Bond Fund	587,131,103	191,238,988	67,144,680	(13,963,521)	4,352,236	701,614,126	62,177,785	—	—
✧✧‡LVIP JPMorgan Core Bond Fund	—	542,873,386	288,230	525	866,473	543,452,154	57,764,897	—	—
✧✧LVIP JPMorgan High Yield Fund	135,872,504	3,599,617	15,476,212	(2,112,417)	8,684,185	130,567,677	13,613,563	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	142,089,372	333	117,211,592	(1,809,854)	3,795,471	26,863,730	2,869,137	—	—
✧✧LVIP SSGA Bond Index Fund	114,043,054	38,125,698	23,844,533	(2,983,905)	1,428,581	126,768,895	13,158,490	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	15,391,570	911,610	2,950,817	(51,467)	376,737	13,677,633	1,382,138	—	—
Global Equity Fund-1.30%@
✧✧LVIP BlackRock Real Estate Fund	75,548,724	7,405,755	10,452,340	(795,430)	(836,025)	70,870,684	10,642,842	—	—
Global Fixed Income Fund-0.00%@
×,✧✧LVIP Mondrian Global Income Fund	40,344,296	801,853	40,791,805	(5,241,033)	4,886,689	—	—	—	—
International Equity Funds-23.83%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	43,403,982	15,788,190	6,443,377	(650,335)	1,695,785	53,794,245	7,624,981	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	168,734,419	4,149,519	52,985,474	641,502	9,828,914	130,368,880	17,492,135	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	109,819,907	2,699,796	27,051,992	3,308,805	13,795,175	102,571,691	7,809,631	—	—
✧✧LVIP MFS International Growth Fund	307,951,418	31,651,884	101,006,146	24,907,792	(20,490,948)	243,014,000	13,851,687	—	—
✧✧LVIP Mondrian International Value Fund	189,482,312	121,737,600	27,556,999	(96,723)	17,496,688	301,062,878	19,197,990	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	160,981,488	27,006,329	18,661,401	(264,400)	1,552,756	170,614,772	17,737,267	—	—
LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$353,892,586	$13,254,748	$87,998,410	$17,490,747	$6,746,162	$303,385,833	31,084,614	$—	$—
Total	$5,582,298,228	$1,573,461,243	$2,071,989,832	$176,351,885	$37,603,089	$5,297,724,613		$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2022.
× Issuer is no longer an affiliate of the Fund at September 30, 2023.
LVIP Global Growth Allocation Managed Risk Fund–5